GOING CONCERN (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
GOING CONCERN
Working capital	$ 18,502,055			$ 18,502,055		$ (8,517,242)
Stockholders deficit	(9,446,581)	$ (10,208,990)		(9,446,581)		(11,214,050)	$ 0
Net income	$ 762,409	$ 1,419,433	$ (1,133,132)	$ 2,181,842	$ (2,440,038)	$ (2,233,384)	$ (4,615,725)